16. LOANS PAYABLE: Schedule of Total debt repayments (Details)	Dec. 31, 2020 CAD ($)
Details
Future debt repayments, 2021	$ 31,349,758
Future debt repayments, 2022	18,677,639
Future debt repayments, 2023	26,454
Future debt repayments, Total	$ 50,053,851